Leases - Summary of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for operating leases included in operating cash flow			$ 1,068	$ 1,251
Supplemental non-cash information related to lease liabilities arising from obtaining right-of-use assets	$ 383	$ 1,124	1,207	51
Lease assets obtained in exchange for operating lease liabilities arising from lease modifications			$ 0	$ (4)